Other Current Liability - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Onerous Contracts Provision [Abstract]
At January 1	$ 42	$ 555
Recognized	218	37
Reversed	(25)	(544)
Exchange differences	3	(6)
At December 31	$ 238	$ 42